Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Summary of key management personnel remuneration

KEY MANAGEMENT PERSONNEL REMUNERATION	2023 GBPm	2024 GBPm	2025 GBPm
Salaries, other short-term employee benefits and non-executive fees	8	8	8
Share based remuneration*	14	14	11
Total	22	22	19

Summary of executive directors remuneration

EXECUTIVE DIRECTORS		Salary GBP’000	Benefits GBP’000	Annual incentive GBP’000	Share based remuneration* GBP’000	Pension* GBP’000	Total GBP’000
Total Executive Directors	2023	2,190	97	3,808	14,354	241	20,690
	2024	2,245	109	3,576	14,322	247	20,499
	2025	2,360	116	3,810	11,016	260	17,562
*

The figures for share based awards are calculated in accordance with the methodology set out in the UK adopted International Accounting Standards in conformity with the requirements of the Companies Act 2006 and IFRS accounting standards as issued by the International Accounting Standards Board. The figure for performance-related share based awards includes share price appreciation since the date the award was granted. Please see page 105 for further details. The pension value is calculated in accordance with the methodology set out in the UK Regulations.

Summary of non-executive directors remuneration

NON-EXECUTIVE DIRECTORS	2023 GBP’000	2024 GBP’000	2025 GBP’000
Fees and benefits	1,566	1,781	1,812